UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO
FORM N-Q
MARCH 31, 2008

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited)	March 31, 2008

Shares	Security	Value

COMMON STOCKS — 94.3%
CONSUMER DISCRETIONARY — 4.9%
Hotels, Restaurants & Leisure — 1.2%
178,200	Marcus Corp.	$3,421,440
126,000	McDonald’s Corp.	7,027,020

	Total Hotels, Restaurants & Leisure	10,448,460

Media — 3.7%
100,500	Cablevision Systems Corp., New York Group, Class A Shares *	2,153,715
302,000	Comcast Corp., Class A Shares	5,840,680
8,300	Gannett Co. Inc.	241,115
703,550	Time Warner Inc.	9,863,771
487,940	Walt Disney Co.	15,311,557

	Total Media	33,410,838

	TOTAL CONSUMER DISCRETIONARY	43,859,298

CONSUMER STAPLES — 9.4%
Beverages — 1.1%
133,000	PepsiCo Inc.	9,602,600

Food & Staples Retailing — 2.4%
414,870	Wal-Mart Stores Inc.	21,855,351

Food Products — 2.7%
101,500	Cadbury Schweppes PLC, ADR	4,488,330
114,000	General Mills Inc.	6,826,320
60,600	H.J. Heinz Co.	2,846,382
331,213	Kraft Foods Inc., Class A Shares	10,270,915

	Total Food Products	24,431,947

Household Products — 3.2%
117,000	Kimberly-Clark Corp.	7,552,350
302,396	Procter & Gamble Co.	21,188,888

	Total Household Products	28,741,238

	TOTAL CONSUMER STAPLES	84,631,136

ENERGY — 13.9%
Energy Equipment & Services — 2.8%
459,700	Nabors Industries Ltd. *	15,524,069
65,300	Schlumberger Ltd.	5,681,100
55,825	Weatherford International Ltd. *	4,045,638

	Total Energy Equipment & Services	25,250,807

Oil, Gas & Consumable Fuels — 11.1%
130,400	Anadarko Petroleum Corp.	8,219,112
51,000	BP PLC, ADR	3,093,150
149,140	Devon Energy Corp.	15,559,776
163,664	EnCana Corp.	12,397,548
337,285	Exxon Mobil Corp.	28,527,565
301,827	Newfield Exploration Co. *	15,951,557
108,030	SandRidge Energy Inc. *	4,229,375
319,103	Spectra Energy Corp.	7,259,593
83,360	Valero Energy Corp.	4,093,810

	Total Oil, Gas & Consumable Fuels	99,331,486

	TOTAL ENERGY	124,582,293

FINANCIALS — 14.6%
Capital Markets — 0.5%
116,605	Merrill Lynch & Co. Inc.	4,750,488

Commercial Banks — 0.8%
250,600	Wells Fargo & Co.	7,292,460

See Notes to Schedule of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

Consumer Finance — 0.7%
147,595	American Express Co.	$6,452,853

Diversified Financial Services — 1.1%
236,098	JPMorgan Chase & Co.	10,140,409

Insurance — 7.9%
86,650	AFLAC Inc.	5,627,918
116,560	American International Group Inc.	5,041,220
295	Berkshire Hathaway Inc., Class A Shares *	39,353,000
428,560	Travelers Cos. Inc.	20,506,596

	Total Insurance	70,528,734

Real Estate Investment Trusts (REITs) — 1.2%
664,000	Annaly Capital Management Inc.	10,172,480
51,800	Chimera Investment Corp.	637,140

	Total Real Estate Investment Trusts (REITs)	10,809,620

Real Estate Management & Development — 0.9%
209,970	Forest City Enterprises Inc., Class A Shares	7,726,896

Thrifts & Mortgage Finance — 1.5%
184,000	Freddie Mac	4,658,880
334,350	Hudson City Bancorp Inc.	5,911,308
419,820	Radian Group Inc.	2,758,217

	Total Thrifts & Mortgage Finance	13,328,405

	TOTAL FINANCIALS	131,029,865

HEALTH CARE — 10.4%
Biotechnology — 1.0%
66,000	Amgen Inc. *	2,757,480
101,020	Biogen Idec Inc. *	6,231,924

	Total Biotechnology	8,989,404

Health Care Equipment & Supplies — 0.4%
83,500	Medtronic Inc.	4,038,895

Health Care Providers & Services — 0.8%
201,650	UnitedHealth Group Inc.	6,928,694

Pharmaceuticals — 8.2%
268,499	Abbott Laboratories	14,807,720
167,000	Bristol-Myers Squibb Co.	3,557,100
115,100	Eli Lilly & Co.	5,938,009
185,500	Forest Laboratories Inc. *	7,421,855
370,100	Johnson & Johnson	24,008,387
670,306	Pfizer Inc.	14,029,504
82,220	Wyeth	3,433,507

	Total Pharmaceuticals	73,196,082

	TOTAL HEALTH CARE	93,153,075

INDUSTRIALS — 17.7%
Aerospace & Defense — 2.5%
137,600	Honeywell International Inc.	7,763,392
233,050	Raytheon Co.	15,057,361

	Total Aerospace & Defense	22,820,753

Air Freight & Logistics — 1.5%
182,000	United Parcel Service Inc., Class B Shares	13,289,640

Commercial Services & Supplies — 2.8%
153,500	Covanta Holding Corp. *	4,221,250
127,202	Pitney Bowes Inc.	4,454,614
See Notes to Schedule of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

Commercial Services & Supplies — 2.8% (continued)
472,000	Waste Management Inc.	$15,840,320

	Total Commercial Services & Supplies	24,516,184

Industrial Conglomerates — 10.3%
116,000	3M Co.	9,181,400
1,330,000	General Electric Co.	49,223,300
50,000	McDermott International Inc. *	2,741,000
248,000	Tyco International Ltd.	10,924,400
297,700	United Technologies Corp.	20,487,714

	Total Industrial Conglomerates	92,557,814

Machinery — 0.6%
131,140	Dover Corp.	5,479,029

	TOTAL INDUSTRIALS	158,663,420

INFORMATION TECHNOLOGY — 15.5%
Communications Equipment — 2.9%
695,455	Cisco Systems Inc. *	16,753,511
68,000	Corning Inc.	1,634,720
182,100	QUALCOMM Inc.	7,466,100

	Total Communications Equipment	25,854,331

Computers & Peripherals — 4.1%
17,000	Apple Inc. *	2,439,500
746,610	EMC Corp. *	10,706,388
207,000	International Business Machines Corp.	23,833,980

	Total Computers & Peripherals	36,979,868

Internet Software & Services — 2.3%
106,000	eBay Inc. *	3,163,040
16,564	Google Inc., Class A Shares *	7,295,945
300,775	VeriSign Inc. *	9,997,761

	Total Internet Software & Services	20,456,746

IT Services — 1.1%
242,000	Automatic Data Processing Inc.	10,258,380

Semiconductors & Semiconductor Equipment — 2.2%
519,735	Intel Corp.	11,007,987
673,900	LSI Corp. *	3,335,805
33,530	MEMC Electronic Materials Inc. *	2,377,277
165,000	NVIDIA Corp. *	3,265,350

	Total Semiconductors & Semiconductor Equipment	19,986,419

Software — 2.9%
681,910	Microsoft Corp.	19,352,606
353,500	Oracle Corp. *	6,914,460

	Total Software	26,267,066

	TOTAL INFORMATION TECHNOLOGY	139,802,810

MATERIALS — 5.5%
Chemicals — 3.9%
164,000	Cytec Industries Inc.	8,831,400
204,000	E.I. du Pont de Nemours & Co.	9,539,040
82,700	Monsanto Co.	9,221,050
126,000	PPG Industries Inc.	7,624,260

	Total Chemicals	35,215,750

Metals & Mining — 1.0%
166,500	Alcoa Inc.	6,003,990
32,700	Freeport-McMoRan Copper & Gold Inc., Class B Shares	3,146,394

	Total Metals & Mining	9,150,384

See Notes to Schedule of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

Paper & Forest Products — 0.6%
76,000	Weyerhaeuser Co.	$4,943,040

	TOTAL MATERIALS	49,309,174

TELECOMMUNICATION SERVICES — 1.9%
Diversified Telecommunication Services — 1.9%
334,500	AT&T Inc.	12,811,350
130,500	Verizon Communications Inc.	4,756,725

	TOTAL TELECOMMUNICATION SERVICES	17,568,075

UTILITIES — 0.5%
Electric Utilities — 0.5%
244,500	Duke Energy Corp.	4,364,325

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $673,962,253)	846,963,471

Face
Amount

SHORT-TERM INVESTMENT — 5.3%
Repurchase Agreement — 5.3%
$47,337,000	Interest in $1,000,332,000 joint tri-party repurchase agreement dated 3/31/08 with Greenwich Capital Markets Inc., 2.250% due 4/1/08; Proceeds at maturity — $47,339,959; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.250% due 7/15/08 to 5/18/12; Market value — $48,283,949) (Cost — $47,337,000)	47,337,000

	TOTAL INVESTMENTS — 99.6% (Cost — $721,299,253#)	894,300,471
	Other Assets in Excess of Liabilities — 0.4%	3,431,905

	TOTAL NET ASSETS — 100.0%	$897,732,376

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Appreciation Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

			Other Significant	Significant
		Quoted Prices	Observable Inputs	Unobservable Inputs
	March 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$894,300,471	$846,963,471	$47,337,000	—
3. Investments
At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$197,464,258
Gross unrealized depreciation	(24,463,040)

Net unrealized appreciation	$173,001,218

4. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: May 21, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: May 21, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: May 21, 2008